UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    04/26/10
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 72

Form 13F Information Value Total (thousands):     $207,684


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----

Abbott Laboratories           COM             002824100      9067   172116    SH           SOLE               0       0      172116
AFLAC Inc.                    COM             001055102       312     5745    SH           SOLE               0       0        5745
Altria Group Inc              COM             02209S103       204     9950    SH           SOLE               0       0        9950
AMBAC Financial Grp.          COM             023139108        21    38100    SH           SOLE               0       0       38100
Amedisys Inc.                 COM             023436108       389     7050    SH           SOLE               0       0        7050
American Oriental
  Bioengineering              COM             028731107       116    28500    SH           SOLE               0       0       28500
Amgen, Inc.                   COM             031162100      7508   125478    SH           SOLE               0       0      125478
A-Power Energy Gener          COM             G04136100       392    36600    SH           SOLE               0       0       36600
Berkshire Hathaway Inc.       CL B            084670207       338     4163    SH           SOLE               0       0        4163
BP Amoco                      SPONS ADR       055622104       217     3810    SH           SOLE               0       0        3810
CDC Corporation Class A       SHS A           G2022L106       150    51000    SH           SOLE               0       0       51000
China Fire & Sec              COM             16938R103       158    12200    SH           SOLE               0       0       12200
China Med                     SPONS ADR       169483104       203    14900    SH           SOLE               0       0       14900
China Security & Sur          COM             16942J105       111    14460    SH           SOLE               0       0       14460
CHIPMOS TECHNOLOGIES          SHS             G2210R106        11    15000    SH           SOLE               0       0       15000
Cisco Systems Inc             COM             17275R102       420    16127    SH           SOLE               0       0       16127
Coach Inc.                    COM             189754104     10231   258873    SH           SOLE               0       0      258873
Coca Cola                     COM             191216100       551    10016    SH           SOLE               0       0       10016
Cognizant Technology
  Solutions                   CL A            192446102       255     5005    SH           SOLE               0       0        5005
Colgate-Palmolive             COM             194162103       456     5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104       344     6718    SH           SOLE               0       0        6718
eBay Inc.                     COM             278642103     11536   427763    SH           SOLE               0       0      427763
EMC Corp                      COM             268648102      8938   495442    SH           SOLE               0       0      495442
Emerson                       COM             291011104       418     8300    SH           SOLE               0       0        8300
Entremed                      COM             29382F103       109   160631    SH           SOLE               0       0      160631
Express Scripts Inc.          COM             302182100       246     2420    SH           SOLE               0       0        2420
Exxon Mobil Corp.             COM             30231G102      1034    15438    SH           SOLE               0       0       15438
Factset Research Sys          COM             303075105      4225    57586    SH           SOLE               0       0       57586
Fastenal Co.                  COM             311900104       590    12300    SH           SOLE               0       0       12300
First Financial Bancorp       COM             320209109      7636   429470    SH           SOLE               0       0      429470
Franklin Resources I          COM             354613101      1456    13130    SH           SOLE               0       0       13130
General Electric              COM             369604103       616    33853    SH           SOLE               0       0       33853
GENZYME CORP GENERAL          COM             372917104       259     5000    SH           SOLE               0       0        5000
GFI Group Inc                 COM             361652209       214    37000    SH           SOLE               0       0       37000
Gilead Sciences Inc.          COM             375558103      9498   208878    SH           SOLE               0       0      208878
Global Payments Inc.          COM             37940X102      9570   210103    SH           SOLE               0       0      210103
HCC Insurance Holdings        COM             404132102      6781   245673    SH           SOLE               0       0      245673
Int'l Bus. Machines           COM             459200101       886     6911    SH           SOLE               0       0        6911
ISIS Pharmaceuticals          COM             464330109       495    45300    SH           SOLE               0       0       45300
J P Morgan & Co Inc.          COM             46625H100       354     7916    SH           SOLE               0       0        7916
Johnson & Johnson             COM             478160104       531     8147    SH           SOLE               0       0        8147
Kinetic Concepts Inc.         COM             49460W208       385     8051    SH           SOLE               0       0        8051
Life Time Fitness In          COM             53217R207      5839   207808    SH           SOLE               0       0      207808
LJ International Inc.         ORD             G55312105       268    95700    SH           SOLE               0       0       95700
McDonald's Corporation        COM             580135101      1011    15146    SH           SOLE               0       0       15146
Medtronic Inc.                COM             585055106       844    18747    SH           SOLE               0       0       18747
Merge Technologies Inc.       COM             589981109       302   145700    SH           SOLE               0       0      145700
Microsoft                     COM             594918104       234     7992    SH           SOLE               0       0        7992
Neogen Corp.                  COM             640491106       247     9843    SH           SOLE               0       0        9843
NeuStar Inc.                  CL A            64126X201      5463   216772    SH           SOLE               0       0      216772
Norfolk Southern Corp.        COM             655844108       208     3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104       663    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109     12008   287896    SH           SOLE               0       0      287896
Omnivision Technologies       COM             682128103       234    13600    SH           SOLE               0       0       13600
Oracle Corp.                  COM             68389X105       367    14289    SH           SOLE               0       0       14289
Philip Morris Intl  Inc       COM             718172109       521     9993    SH           SOLE               0       0        9993
Portfolio Recovery            COM             73640Q105      4932    89885    SH           SOLE               0       0       89885
Premier Exhibitions           COM             74051E102       341   215522    SH           SOLE               0       0      215522
Procter & Gamble              COM             742718109      2852    45079    SH           SOLE               0       0       45079
Research In Motion Ltd.       COM             760975102      6086    82283    SH           SOLE               0       0       82283
Rockwell Medical              COM             774374102       106    18300    SH           SOLE               0       0       18300
Roper Industries Inc.         COM             776696106     10245   177126    SH           SOLE               0       0      177126
S&P Depository R              UNIT SER 1 S&P  78462F103       235     2005    SH           SOLE               0       0        2005
Sandisk Corp.                 COM             80004C101       556    16050    SH           SOLE               0       0       16050
St. Jude Medical              COM             790849103      9756   237670    SH           SOLE               0       0      237670
StanCorp Financial Group      COM             852891100      8022   168414    SH           SOLE               0       0      168414
Stec Inc.                     COM             784774101       301    25150    SH           SOLE               0       0       25150
Stryker                       COM             863667101     12145   212257    SH           SOLE               0       0      212257
T Rowe Price Group Inc.       COM             74144T108      8195   149078    SH           SOLE               0       0      149078
Teva Pharmaceutical Indus     ADR             881624209       416     6600    SH           SOLE               0       0        6600
Tractor Supply Co.            COM             892356106      8712   150085    SH           SOLE               0       0      150085
Waters Corp.                  COM             941848103      9341   138296    SH           SOLE               0       0      138296